Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,218)	$ (1,521)	$ (3,866)	$ (5,168)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	995	417	1,510	560
Amortization of deferred financing costs and note discount	106	58	183	140
Employee stock-based compensation	9	39	52	200
Non-employee stock-based compensation		341	514	283
Non-cash interest (income) expense		(24)		80
Loss on debt extinguishment				2,269
ESOP compensation expense	69	66	132	125
Deferred taxes, net		9	(256)	73
Allowance for doubtful accounts	42	41	108
Loss on disposal of property and equipment	4			4
Other income related to collection of note receivable in excess of carrying value				(405)
Changes in operating assets and liabilities:
Accounts receivable	2,850	2,004	1,801	(1,221)
Due from related party		(429)	147
Inventory, net	(40)	(1,456)	(98)	193
Deferred costs	71	(628)	(810)	(291)
Prepaid expenses and other current assets	(318)	125	182	80
Other assets, net	4	(29)	(37)	(33)
Accounts payable	(169)	1,376	946	(39)
Accrued expenses and other current liabilities	(19)	(13)	506	(257)
Due to related parties		117		(735)
Unearned revenue	(229)	1,137	705	1,701
Net cash provided by (used in) operating activities	157	1,630	1,719	(2,441)
Cash flows from investing activities
Cash paid for acquisitions		(4,801)	(4,801)
Cash paid for Illume			(250)
Cash paid for CMAC, net of cash acquired				(2,205)
Capital expenditures			(64)	(49)
Collection of note and other receivable received in reverse recapitalization				555
Purchases of property and equipment	(11)	(20)
Net cash used in investing activities	(11)	(4,821)	(5,115)	(1,699)
Cash flows from financing activities
(Repayments) borrowings from lines of credit, net	(700)	(1,069)	(594)	(340)
Proceeds from issuance of term debt	1,000	4,033	4,033	4,000
Cash received in reverse recapitalization, net of expenses		1,500	1,500	1,985
Repayment of debt	(1,018)	(500)	(1,393)	(1,000)
Convertible series C preferred stock retired			(4,529)
Issuance of convertible series D preferred stock			7,042
Paid financing costs associated with convertible series D preferred stock			(1,020)
Purchase of treasury stock				(250)
Paid financing costs	(119)	(289)	(270)	(109)
Dividends paid	(154)	(321)	(651)	(91)
Holding share liability				(4)
Net cash (used in) provided by financing activities	(991)	3,354	4,118	4,191
Effect on cash of foreign currency translation	8	(31)	15
Net (decrease) increase in cash	(837)	132	737	51
Cash at beginning of period	1,103	366	366	315
Cash at end of period	266	498	1,103	366
Supplemental disclosures of cash flow information:
Interest paid	502	290	888	1,438
Income taxes paid	33	56	57	62
Supplemental disclosure of non-cash financing activities:
Preferred and common shares issued in exchange for debt and related accrued interest				4,117
Preferred and common shares issued in exchange for accounts payable and related accrued interest				412
Common shares issued as finder's fee in reverse capitalization				354
Common stock issued in connection with Apex acquisition			341
Common stock issued in connection with Illume acquisition			698
Common stock issued to Preferred Series C holders as an anti dilution adjustment			173
Accrued and imputed dividends on preferred stock	$ 438	$ 234	$ 288	$ 305
Warrants issued in connection with convertible series D preferred stock			355